Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)
Significant Accounting Policies [Line Items]
Noncurrent deferred tax asset	$ 7,055	$ 6,242
Operating leases	$ 472,800
Accounting Standards Update 2015-17
Significant Accounting Policies [Line Items]
Deferred tax assets current		24,700
Noncurrent deferred tax asset		24,700
Accounting Standards Update 2015-15
Significant Accounting Policies [Line Items]
Deferred debt issuance costs, net		$ 6,400
Netspend Holdings Inc
Significant Accounting Policies [Line Items]
Operating segments | segment	4